Capital management - Disclosure of capital management (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Debt:
Lease obligations	$ 302,223	$ 429,523
Equity:
Share capital	37,822,725	33,379,110	$ 19,496,640	$ 17,215,068
Warrants	1,084,687	1,042,657
Contributed surplus	5,152,753	4,769,115
Accumulated other comprehensive loss	(38,520)	(39,663)
Accumulated deficit	(42,653,358)	(35,215,599)
Total Capital	$ 1,670,510	$ 4,365,143